SUBSEQUENT EVENTS (Details Narrative)				1 Months Ended
	Feb. 24, 2021 USD ($)	Feb. 23, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 25, 2020 $ / shares	Jan. 15, 2020 $ / shares	Dec. 31, 2019 $ / shares	Aug. 31, 2019 $ / shares shares	Dec. 05, 2017 $ / shares	Feb. 28, 2013 $ / shares shares
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share							$ 0.0001			$ 0.0001
Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.01	0.01
GTWY Holdings [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00		$ 1.00
Debt Conversion, Converted Instrument, Shares Issued | shares			566,288
IPO [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						11.50	11.50
Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 11.50
Expense Advancement Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						1.00	1.00	$ 11.50	$ 1.00
Ensysce Biosciences, Inc [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.000025	$ 0.000025			$ 0.000025
[custom:BusinessAcquisitionExchangeRatioOfCommonStockIssued]					0.06585
Ensysce Biosciences, Inc [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.20		$ 0.41
Warrant to purchase shares of common stock | shares											100,000		200,000
Subsequent Event [Member] | GTWY Holdings [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00		$ 1.00
Debt Conversion, Converted Instrument, Shares Issued | shares			566,288
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred | $			$ 2,000,000
Subsequent Event [Member] | Expense Advancement Agreement [Member]
Subsequent Event [Line Items]
Additional loan commitment amount | $		$ 160,000
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount | $	$ 300,000
Line of Credit Facility, Current Borrowing Capacity | $	$ 460,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001
[custom:BusinessAcquisitionExchangeRatioOfCommonStockIssued]					0.06585
Proceeds from Convertible Debt | $					$ 50,000
Proceeds from issuance of debt | $				$ 50,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Warrant to purchase shares of common stock | shares			500,000		500,000
Number of common stock shares issued | shares					500,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
[custom:BusinessAcquisitionExchangeRatioOfCommonStockIssued]			0.06585